UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23266

AIP ALTERNATIVE LENDING FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (800) 421-7572

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND P Financial Statements (Unaudited) For the Period From October 1, 2020 to March 31, 2021

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Financial Statements (Unaudited)
For the Period From October 1, 2020 to March 31, 2021

Consolidated financial statements for AIP Alternative Lending Fund A for the period from October 1, 2020 to March 31, 2021 are attached to these financial statements and are an integral part thereof.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Assets and Liabilities (Unaudited)
March 31, 2021

Assets
Investment in AIP Alternative Lending Fund A, at fair value (cost $235,518,232)	$268,996,003
Cash and cash equivalents	216,270
Distribution receivable from AIP Alternative Lending Fund A	4,406,464
Redemption receivable from AIP Alternative Lending Fund A	215,045
Other assets	1,014
Total assets	273,834,796
Liabilities
Distribution payable	4,406,464
Shareholder servicing fees payable	305,832
Payable for share repurchases	215,045
Accrued expenses and other liabilities	102,013
Total liabilities	5,029,354
Net assets	$268,805,442
Net assets consist of
Net capital	$234,130,901
Total distributable earnings (loss)	34,674,541
Net assets	$268,805,442
Net asset value per share:
228,765.574 shares issued and outstanding, no par value, 500,000 registered shares	$1,175.03
Maximum offering price per share ($1,014.81 plus sales load of 3% of net asset value per share)	$1,210.28

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Operations (Unaudited)
For the Period Ended March 31, 2021

Investment Income
Dividends	$16,974,312
Expenses
Shareholder servicing fees	797,680
Professional fees	76,750
Transfer agent fees	70,089
Accounting and administration fees	10,000
Registration fees	9,941
Custody fees	2,987
Other expenses	21,500
Total expenses	988,947
Net investment income (loss)	15,985,365
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A
Net change in unrealized appreciation/depreciation on investment	31,340,337
Realized gain (loss) on investment	715,302
Net realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A	32,055,639
Net increase (decrease) in net assets resulting from operations	$48,041,004

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Changes in Net Assets (Unaudited)

For the Year Ended September 30, 2020
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$8,328,920
Net change in unrealized appreciation/depreciation on investments	753,114
Net increase (decrease) in net assets resulting from operations	9,082,034
Distributions to shareholders from:
Distributions resulting from operations	(8,631,974)
Return of capital	(1,522,006)
Total distributions	(10,153,980)
Shareholder transactions:
Subscriptions (representing 65,385.780 shares)	66,753,499
Distributions reinvested (representing 5,373.936 shares)	5,348,726
Repurchases (representing 24,381.835 shares)	(24,579,087)
Net increase (decrease) in net assets from shareholder transactions	47,523,138
Total increase (decrease) in net assets	46,451,192
Net assets, beginning of year (representing 134,653.810 shares)	137,260,788
Net assets, end of year (representing 181,031.691 shares)	$183,711,980
For the Period Ended March 31, 2021
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$15,985,365
Net change in unrealized appreciation/depreciation on investments	32,055,639
Net increase (decrease) in net assets resulting from operations	48,041,004
Distributions to shareholders from:
Distributions resulting from operations	(15,458,762)
Return of capital	—
Total distributions	(15,458,762)
Shareholder transactions:
Subscriptions (representing 51,739.061 shares)	56,807,800
Distributions reinvested (representing 7,835.531 shares)	8,252,921
Repurchases (representing 11,840.709 shares)	(12,549,501)
Net increase (decrease) in net assets from shareholder transactions	52,511,220
Total increase (decrease) in net assets	85,093,462
Net assets, beginning of period (representing 181,031.691 shares)	183,711,980
Net assets, end of period (representing 228,765.574 shares)	$268,805,442

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Cash Flows (Unaudited)
For the Period Ended March 31, 2021

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$48,041,004
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(31,340,337)
Realized gain (loss) on investment in AIP Alternative Lending Fund A	(715,302)
Purchase of investment in AIP Alternative Lending Fund A	(65,669,919)
Sale of investment in AIP Alternative Lending Fund A	12,549,501
Return of capital on distributions received	—
(Increase) decrease in prepaid investment in AIP Alternative Lending Fund A	1,000,000
Increase (decrease) in shareholder servicing fees payable	60,215
(Increase) decrease in other assets	837
Increase (decrease) in accrued expenses and other liabilities	(32,490)
Net cash provided by (used in) operating activities	(36,106,491)
Cash flows from financing activities
Subscriptions, including those received in advance	55,667,800
Distributions, net of reinvestments	(7,205,841)
Repurchases, net of payable	(12,549,501)
Net cash provided by (used in) financing activities	35,912,458
Net change in cash and cash equivalents	(194,033)
Cash and cash equivalents at beginning of period	410,302
Cash and cash equivalents at end of period	$216,269
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$8,252,921

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited)
March 31, 2021

1.  Organization

AIP Alternative Lending Fund P (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Feeder" fund in a "Master-Feeder" structure whereby the Fund invests substantially all of its assets in AIP Alternative Lending Fund A (the "Master Fund"). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements).

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. The Master Fund seeks to achieve its investment objective by investing, primarily through the Trust (as defined below), in alternative lending assets that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending assets include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Master Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Securities may include rated senior classes of asset- backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

As of March 31, 2021, the Fund had a 28.57% ownership interest in the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Condensed Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

The Master Fund generally invests in Loans through MPLI Capital Holdings (the "Trust"), a wholly-owned subsidiary trust of the Master Fund. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trust. The Trust operates pursuant to a trust agreement in order to achieve the Master Fund's investment objective, as described above.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Master Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

1.  Organization (continued)

under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Master Fund, subject to the supervision of the Master Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board"). The Fund's Adviser and Board are the same as the Master Fund's.

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund's Board.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's financial statements are stated in United States dollars.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 500,000 shares of beneficial interest ("Shares"). The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. The Distributor may enter into selected dealer agreements with various brokers and dealers (in such capacity, "Service Agents") that have agreed to participate in the distribution of the Fund's Shares. The Distributor is an affiliate of the Adviser and may be affiliated with one of more service agents. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value ("NAV") per Share, plus any applicable sales load from the Distributor or Service Agent. Investors purchasing Shares in the Fund ("Shareholders") may be charged a sales load of up to 3% of the amount of the investor's purchase. The Distributor or Service Agent may, in its discretion, waive the sales load for certain investors.

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

and/or any Service Agent may impose additional eligibility requirements for investors who purchase shares through the Distributor or such Service Agent. The minimum initial investment in the Fund by any investor is $50,000 and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors. Investors may only purchase their Shares through the Distributor or through a Service Agent.

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Master Fund with respect to shares of the Master Fund. Each such similar offer by the Master Fund with respect to shares of the Master Fund will generally apply to between 5% to 25% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Master Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund as of March 31, 2021. Valuation of Loans and Securities held by the Master Fund, including the Master Fund's disclosure of Investments under the three- tier hierarchy, is discussed in the notes to the Master Fund's consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2021, the Fund did not hold any cash equivalents.

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2021. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2020 remain subject to examination by major taxing authorities.

As of March 31, 2021, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$235,518,232
Gross tax unrealized appreciation	33,475,666
Gross tax unrealized depreciation	—
Net tax unrealized appreciation/depreciation on investments	$33,475,666

The difference between book-basis unrealized appreciation/depreciation (as shown in the Consolidated Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to Tax Mark-To-Market Adjustments.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

The tax character of distributions paid during the year ended September 30, 2020 was as follows:

September 30, 2020
Distributions paid from:
Ordinary income	$8,631,974
Capital gains	—
Paid-in capital	1,522,006
Total	$10,153,980

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Master Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market eligible the Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

3.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to month-end related to Shareholder subscriptions to be made effective April 1, 2021. As of March 31, 2021, the Fund did not have any subscriptions received in advance.

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

4.  Prepaid Investments

Prepaid investments in AIP Alternative Lending Fund A represents amounts transferred to the Master Fund prior to month-end related to the investments to be made effective April 1, 2021. As of March 31, 2021, the Fund did not have any prepaid investments.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, as well as indirectly its pro rata portion of all expenses incurred by the Master Fund and certain ongoing costs associated with the Fund's continuous offering. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Adviser.

The Adviser has agreed to waive fees and/or reimburse the Master Fund to the extent that the ordinary operating expenses incurred by the Master Fund in any calendar year exceed 2.00% of the Master Fund's average annual Managed Assets (as defined below), calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. "Managed Assets" means the total assets of the Master Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Master Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed to reimburse the Fund to the extent that the ordinary expenses incurred by the Fund in any calendar year exceed 1.00% of the Fund's average annual net assets, calculated as of the end of each calendar month. Ordinary expenses exclude (i) the Fund's proportionate share of the management fees paid to the Adviser by the Master Fund, (ii) the Fund's proportionate share of the other expenses of the Master Fund, and (iii) the Fund's extraordinary expenses (i.e. expenses incurred by the Fund outside the of the ordinary course of business, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders, taking into account any expense waivers).

For the period from October 1, 2020 to March 31, 2021, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 1.00% of the Fund's average annual net assets.

The Fund pays the Distributor, and the Distributor pays each Service Agent, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the NAV of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent.

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services. In addition, each Service Agent provides the shareholder services such as assisting in establishing and maintaining accounts and records relating to clients that invest in Shares, responding to client inquiries relating to the services performed by the Service Agent, responding to routine inquiries from clients concerning their investments in Shares, assisting clients in changing account designations and addresses, assisting in processing client repurchase requests and providing such other similar services as permitted under applicable statutes, rules and regulations. For the period from October 1, 2020 to March 31, 2021, the Fund incurred shareholder servicing fees of $797,680, of which $305,832 was payable as of March 31, 2021.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Market Risk

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including, (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

7.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

8.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the period from October 1, 2020 to March 31, 2021.

	For the Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019 (f)
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,014.81	$1,019.36	$1,000.00
Net investment income (loss) (a)	82.05	46.27	74.26
Net realized and unrealized gain (loss) from investments	152.13	5.07	8.07
Net increase (decrease) resulting from operations	234.18	51.34	82.33
Distributions paid from:
Net investment income	(66.66)	(47.51)	(62.97)
Return of capital	(7.30)	(8.38)	—
Total distributions	(73.96)	(55.89)	(62.97)
Net increase (decrease) in net asset value	160.22	(4.55)	19.36
Net asset value, end of period	$1,175.03	$1,014.81	$1,019.36
Total return (b)	24.08%	5.24%	8.49%
Ratio of total expenses before expense waivers and reimbursements (c)	3.81%	4.85%	4.30%
Ratio of total expenses after expense waivers and reimbursements (c)	3.81%	4.85%	4.21%
Ratio of net investment income (loss) (d)	16.32%	18.78%	17.06%
Portfolio turnover (e)	29.85%	33.85%	26.54%
Net assets, end of period (000s)	$268,805	$183,712	$137,261

(a)  Calculated based on the average shares outstanding methodology, and excludes net investment income allocated from the Master Fund.

(b)  Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)  Includes net expenses of the Master Fund.

(d)  Includes income and expenses of the Master Fund adjusted for distributions paid to the Fund.

(e)  The portfolio turnover rate reflects investment activity of the Master Fund.

(f)  The Fund commenced operations on October 1, 2018.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

9.  Subsequent Events

Unless otherwise stated throughout the Notes to the Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

See attached consolidated financial statements for AIP Alternative Lending

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Master Fund's Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, New York 10036

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: June 4, 2021

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: June 4, 2021

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: June 4, 2021